Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 USD ($) customer	Dec. 31, 2019 USD ($) customer	Dec. 31, 2018 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Restricted cash	$ 33,311,000	$ 743,000
Impairment losses	$ 0	0
Warranty period	1 year
Capitalized contract cost amortization period description	The Company applies the practical expedient to expense the commissions as incurred as the expected amortization period is one year or less.
Service-based options vesting period	3 years
General vesting period	4 years
Advertising costs	$ 0	$ 0	$ 0
Change in accounting principle, accounting standards update, adopted	true
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2020
Change in accounting principle, accounting standards update, immaterial effect	true
Accounting Standards Update [Extensible List]	us-gaap:AccountingStandardsUpdate201813Member
RSU
Summary Of Significant Accounting Policies [Line Items]
Service-based options vesting period	3 years
First Anniversary
Summary Of Significant Accounting Policies [Line Items]
Vesting rate	25.00%
First Anniversary | RSU
Summary Of Significant Accounting Policies [Line Items]
Vesting rate	25.00%
Minimum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets	2 years
Maximum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets	5 years
Capitalized contract cost, amortization period	1 year
Customer Concentration Risk | Revenue Benchmark
Summary Of Significant Accounting Policies [Line Items]
Number of major customers | customer	3	1
Customer Concentration Risk | Revenue Benchmark | Customer 1
Summary Of Significant Accounting Policies [Line Items]
Concentration of risk, percentage	22.00%	11.00%
Customer Concentration Risk | Revenue Benchmark | Customer 2
Summary Of Significant Accounting Policies [Line Items]
Concentration of risk, percentage	19.00%
Customer Concentration Risk | Revenue Benchmark | Customer 3
Summary Of Significant Accounting Policies [Line Items]
Concentration of risk, percentage	16.00%
Customer Concentration Risk | Accounts Receivable
Summary Of Significant Accounting Policies [Line Items]
Number of major customers | customer	2	4
Customer Concentration Risk | Accounts Receivable | Customer 1
Summary Of Significant Accounting Policies [Line Items]
Concentration of risk, percentage	22.00%	22.00%
Customer Concentration Risk | Accounts Receivable | Customer 2
Summary Of Significant Accounting Policies [Line Items]
Concentration of risk, percentage	16.00%	13.00%
Customer Concentration Risk | Accounts Receivable | Customer 3
Summary Of Significant Accounting Policies [Line Items]
Concentration of risk, percentage		11.00%
Customer Concentration Risk | Accounts Receivable | Customer 4
Summary Of Significant Accounting Policies [Line Items]
Concentration of risk, percentage		10.00%
Mexico
Summary Of Significant Accounting Policies [Line Items]
Long-lived assets	$ 6,000,000